DEBT TO RELATED PARTIES (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended						12 Months Ended
	Dec. 31, 2021	Oct. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	May 31, 2019	Jan. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price	$ 0.40						$ 0.40
Debt conversion, amount converted		$ 800
Debt conversion, shares issued		2,000,000					3,480,968
Debt instrument, principal	$ 1,192						$ 1,192	$ 1,200
Interest expense							$ 83	$ 171	$ 1,218
Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price						$ 0.75
Debt conversion, shares issued						3,852,364
Weighted average interest rate	7.10%						7.10%	7.60%	8.30%
Debt Conversion Option To Convert						$ 2,889
Convertible Note Payable [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
Percent of interest in subsidiary securing arrangement			26.00%							26.00%
Debt Instrument, Convertible, Conversion Price			$ 1.50					$ 0.75
Loan amount	$ 2,000	$ 3,000
Interest rate	2.50%
One time compensation approved				$ 8,139
Convertible Note Payable [Member] | Majority Shareholder [Member] | Option to convert [Member]
Debt Instrument [Line Items]
Debt Conversion Option To Convert					$ 2,000
Convertible Note Payable [Member] | Majority Shareholder [Member] | All other conversion rights for balance of debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price					$ 0.40
Debt Conversion Option To Convert					$ 2,611
Convertible Note Payable [Member] | Majority Shareholder [Member] | United States of America, Dollars
Debt Instrument [Line Items]
Basis Spread On Variable Rate			7.00%
Convertible Note Payable [Member] | Majority Shareholder [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Basis Spread On Variable Rate			3.00%
Convertible Note Payable [Member] | Maximum [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
Loan amount			$ 37,000